Share Capital and Reserves (Details) - USD ($)					1 Months Ended			12 Months Ended
	Jun. 26, 2025	Jun. 25, 2025	Dec. 13, 2024	Oct. 24, 2023	May 31, 2026	Apr. 30, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Aug. 01, 2025
Share Capital and Reserves [Line Items]
Preferred shares, issued (in Shares)
Preferred shares, outstanding (in Shares)
Transaction costs paid	$ 500,000
Issuance terms										18 months
Option of fair value								$ 2,000,000
Exercise price per share (in Dollars per share)				$ 16.6
Cash consideration				$ 0.125
Equity purchase								137,179	$ 883,978
Gross proceeds of SEPA								231,675	6,224,716
Commitment fee percentage							2.50%
2025 Inducement [Member]
Share Capital and Reserves [Line Items]
Existing investment option cash paid				$ 25,000
Fair value of date inducement								100,000
SEPA [Member]
Share Capital and Reserves [Line Items]
Equity purchase			$ 10,000,000
Commitment fee								$ 400,000
VWAP [Member]
Share Capital and Reserves [Line Items]
Commitment fee							$ 25,000
Commitment Fee [Member]
Share Capital and Reserves [Line Items]
Commitment fee							$ 300,000
Pre-Funded Warrants [Member]
Share Capital and Reserves [Line Items]
Common stock at a purchase price (in Dollars per share)		$ 2.561
Warrants exercise price (in Dollars per share)								$ 0.0001
Warrants of fair value								$ 2,900,000
Warrant [Member]
Share Capital and Reserves [Line Items]
Outstanding intrinsic value								$ 432,104	$ 8,102,467
Weighted average remaining life								6 months	2 years
Warrant [Member] | Investors [Member]
Share Capital and Reserves [Line Items]
Number of warrants exercised								3,959,699	34,700
Warrant Modification [Member]
Share Capital and Reserves [Line Items]
Warrants exercise price (in Dollars per share)						$ 82.5
Warrants of fair value		$ 100,000
Incremental fair value					$ 72,115	$ 359,550
Number of warrants		199,115			278,761	2,304,714
Common Shares [Member]
Share Capital and Reserves [Line Items]
Preferred investment options exercised								$ 2,967,028	$ 576,034
Equity purchase								$ 137,179	$ 269,559
Shares of SEPA (in Shares)								259,877	1,208,336
Gross proceeds of SEPA								$ 231,675	$ 6,224,716
Exercise of pre-funded warrants (Note 6) (in Shares)								3,077,373	34,700
Common Shares [Member] | Investors [Member]
Share Capital and Reserves [Line Items]
Exercise of pre-funded warrants (Note 6) (in Shares)									34,700
Preferred Investment Options [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)				199,115
Exercise price per share (in Dollars per share)				$ 2.436
Maximum [Member]
Share Capital and Reserves [Line Items]
Reduced exercise price (in Dollars per share)		$ 2.436
Maximum [Member] | Warrant Modification [Member]
Share Capital and Reserves [Line Items]
Warrants exercise price (in Dollars per share)		16.6			$ 16.6	$ 2.436
Minimum [Member] | Warrant Modification [Member]
Share Capital and Reserves [Line Items]
Warrants exercise price (in Dollars per share)		$ 2.436			$ 0.8	$ 0.8
Two Thousand Twenty Five Private Placement [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)		1,952,363
Two Thousand Twenty Five Private Placement [Member] | Pre-Funded Warrants [Member]
Share Capital and Reserves [Line Items]
Aggregate of common shares (in Shares)		1,952,363
Private Placement [Member]
Share Capital and Reserves [Line Items]
Gross proceeds	$ 5,000,000
Warrants exercise price (in Dollars per share)										$ 2.436
Preferred investment options exercised								$ 199,115